Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net book value	€ 5,350		€ 3,847
Completed Development Technology [Member]
IfrsStatementLineItems [Line Items]
Net book value	2,641
Product Development In Progress [Member]
IfrsStatementLineItems [Line Items]
Net book value	717		1,918
Intellectual Property And Patents Registration [Member]
IfrsStatementLineItems [Line Items]
Net book value	1,911		1,911
Software [Member]
IfrsStatementLineItems [Line Items]
Net book value	81		18
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,852		2,203
Additions	1,851	[1]	1,649
Transfers during the year
Ending balance	5,703		3,852
Gross carrying amount [member] | Completed Development Technology [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	37	[1]
Transfers during the year	2,934
Ending balance	2,971
Gross carrying amount [member] | Product Development In Progress [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,918		288
Additions	1,733	[1]	1,630
Transfers during the year	(2,934)
Ending balance	717		1,918
Gross carrying amount [member] | Intellectual Property And Patents Registration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,911		1,911
Additions		[1]
Transfers during the year
Ending balance			1,911
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	23		4
Additions	81	[1]	19
Transfers during the year
Ending balance	104		23
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(5)
Amortisation charge	(348)		(5)
Ending balance	(353)		(5)
Accumulated depreciation and amortisation [member] | Completed Development Technology [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Amortisation charge	(330)
Ending balance	(330)
Accumulated depreciation and amortisation [member] | Product Development In Progress [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Amortisation charge
Ending balance
Accumulated depreciation and amortisation [member] | Intellectual Property And Patents Registration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Amortisation charge
Ending balance
Accumulated depreciation and amortisation [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(5)
Amortisation charge	(18)		(5)
Ending balance	€ (23)		€ (5)

[1]	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.